Financial Assets at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through other comprehensive income [abstract]
Financial Assets at Fair Value Through Other Comprehensive Income	FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
The financial assets at fair value through other comprehensive income is as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Debt financial instruments
Chilean Central Bank and Government financial instruments	1,473,604	3,024,700
Other Chilean debt financial instruments	5,006	6,656
Foreign debt financial instruments	1,208,875	1,504,669
Subtotal	2,687,485	4,536,025
Other financial instruments
Commercial loans	55,005	105,257
Mortgage loans	19,898	-
Subtotal	74,903	105,257

Total	2,762,388	4,641,282
a.As of December 31, 2024 and 2023 detail of financial debt instruments is as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank financial instruments	199,903	2,286,541
Chilean Treasury bonds and notes	1,273,701	737,705
Other Chilean government financial instruments	-	454
Subtotal	1,473,604	3,024,700
of which sold under repurchase agreement	397,334	207,280
Other Chilean debt financial securities
Other Chilean banks debt financial instruments	5,006	6,656
Other Chilean financial instruments	-	-
Subtotal	5,006	6,656
of which sold under repurchase agreement	-	91
Foreign financial debt securities
Foreign governments and fiscal entities debt financial instruments	1,001,105	1,238,866
Other foreign debt financial instruments	207,770	265,803
Subtotal	1,208,875	1,504,669
of which sold under repurchase agreement	-	127,752
Total	2,687,485	4,536,025
The Bank holds instruments, within “Chilean Central Bank and government securities”, which guarantee derivatives transactions through Comder Contraparte Central S.A., in the local market as of December 31, 2024 and 2023 for an amount of Ch$138,000 and Ch$224,680, respectively, while “Foreign financial debt securities” guarantee derivatives transactions through London Clearing House (LCH) as of December 31, 2024 and 2023 for an amount of Ch$49,705 and Ch$71,705, respectively. Additionally, the Bank maintains guarantees with Euroclear as of December 31, 2024 and 2023 for an amount of Ch$484,624 and Ch$564,020, respectively, to comply with the initial margin required by European EMIR Standard.
As of December 31, 2024, changes in fair value of financial assets measured at FVOCI included a cumulative net unrealized loss of MCh$67,161, recorded as “valuation adjustment” in OCI, where MCh$69,012 (loss) are attributable to shareholders equity and MCh$1,851 (profit) to non-controlling interest.
As of December 31, 2023, changes in fair value of financial assets measured at FVOCI included a cumulative net unrealized loss of MCh$89,748, recorded as “valuation adjustment” in OCI, where MCh$91,596 (loss) are attributable to shareholders equity and MCh$1,848 (profit) to non-controlling interest.
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued
The changes in the fair value and the corresponding ECL as of December 31, 2024 is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
Gross carrying amount at January 1, 2024	4,536,025	-	-	4,536,025
New financial assets purchased	15,287,999	-	-	15,287,999
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(17,299,536)	-	-	(17,299,536)
Changes in measument of financial assets	162,997	-	-	162,997
Other adjustments	-	-	-	-
At December 31, 2024	2,687,485	-	-	2,687,485

	Stage 1	Stage 2	Stage 3	TOTAL
ECL at January 1, 2024	787	-	-	787
New financial assets purchased	2,386	-	-	2,386
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(2,763)	-	-	(2,763)
Changes due to changes in credit risk	5	-	-	5
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	415	-	-	415
The changes in the fair value and the corresponding ECL as of December 31, 2023 is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
Gross carrying amount at January 1, 2023	5,880,733	-	-	5,880,733
New financial assets purchased	41,150,092	-	-	41,150,092
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(42,616,549)	-	-	(42,616,549)
Changes in measument of financial assets	121,749	-	-	121,749
Other adjustments	-	-	-	-
At December 31, 2023	4,536,025	-	-	4,536,025

	Stage 1	Stage 2	Stage 3	TOTAL
ECL at January 1, 2023	877	-	-	877
New financial assets purchased	9,051	-	-	9,051
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(9,174)	-	-	(9,174)
Changes due to changes in credit risk	33	-	-	33
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2023	787	-	-	787
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued
Gross profits and losses realized on the sale of available for sale investments as of December 31, 2024, 2023 and 2022 is as follows:

	As of December 31,
	2024	2023	2022
	MCh$	MCh$	MCh$
Sale of debt financial instruments at FVOCI generating realized profits	3,548,049	6,837,112	452,668
Realized profits	9,038	392	121
Sale of debt financial instruments at FVOCI generating realized losses	1,235,689	1,605,762	1,122,222
Realized losses	55,998	134,485	22,195
The Bank evaluated those instruments with unrealized losses as of December 31, 2024 and 2023 and concluded they were not impaired. This review consisted of evaluating the economic reasons for any declines, the credit ratings of the securities’ issuers, and the Bank’s intention and ability to hold the securities until the unrealized loss is recovered. Based on this analysis, the Bank believes that there were no significant or prolonged declines nor changes in credit risk which would cause impairment in its investment portfolio, since most of the decline in fair value of these instruments was caused by market conditions which the Bank considers to be temporary. All of the instruments that have unrealized losses as of December 31, 2024 and 2023 were not in a continuing unrealized loss position for more than one year.
b.Other financial instruments
The Bank classifies certain loans and account receivables at fair value through other comprehensive income (FVOCI), when a credit operation exceeds single client exposure under the Bank’s credit risk policy. Initially, the risk committee approves the full operation but with the condition to sell a portion of the loan in the medium term.
Additionally, the Bank includes operations that expect to sell, for which an increase of the credit risk has been identified.
This portfolio is measured at fair value, recognising the adjustment in other comprehensive income. The portfolio is assessed for impairment loss under the ECL model, same as loans at amortised cost.
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

Commercial loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	105,382	-	-	105,382
New financial assets originated	36,909			36,909
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(89,808)	-	-	(89,808)
Changes in measument of financial assets	3,663	-	-	3,663
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	56,146	-	-	56,146
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued

Commercial loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	125	-	-	125
New financial assets originated	148			148
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(29)	-	-	(29)
Changes due to changes un credit risk	897	-	-	897
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	1,141	-	-	1,141

Mortgage loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	-	-	-	-
New financial assets originated	21,060			21,060
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	-	-	-	-
Changes in measument of financial assets	(1,139)	-	-	(1,139)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	19,921	-	-	19,921

Mortgage loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	-	-	-	-
New financial assets originated	22	-	-	22
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	-	-	-	-
Changes due to changes un credit risk	1	-	-	1
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	23	-	-	23
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2023, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2023	142,632	-	-	142,632
New financial assets originated	85,533			85,533
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(138,700)	-	-	(138,700)
Changes in measument of financial assets	15,917	-	-	15,917
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2023	105,382	-	-	105,382

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	326	-	-	326
New financial assets originated	162			162
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(313)	-	-	(313)
Changes due to changes un credit risk	(50)	-	-	(50)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2023	125	-	-	125
The following charts show debt instruments at fair value through other comprehensive income cumulative unrealized losses, as of December 31, 2024:

	Less than 12 months				More than 12 months				Total
2024	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities					-	-	-	-
Chilean Central Bank financial instruments	199,943	199,903	3	(43)	-	-	-	-	199,943	199,903	3	(43)
Chilean Treasury bonds and notes	1,350,122	1,273,701	16,609	(93,030)	-	-	-	-	1,350,122	1,273,701	16,609	(93,030)
Other Chilean government financial instruments	-	-	-	-	-	-	-	-	-	-	-	-
Subtotal	1,550,065	1,473,604	16,612	(93,073)	-	-	-	-	1,550,065	1,473,604	16,612	(93,073)

Other Chilean debt financial securities
Chilean Bank debt financial instruments	5,023	5,006	7	(24)	-	-	-	-	5,023	5,006	7	(24)
Other Chilean financial instruments	-	-	-	-	-	-	-	-	-	-	-	-
Subtotal	5,023	5,006	7	(24)	-	-	-	-	5,023	5,006	7	(24)

Foreign financial debt securities
Foreign Central Banks financial instruments	1,002,107	1,001,105	2,903	(3,905)	-	-	-	-	1,002,107	1,001,105	2,903	(3,905)
Other foreign debt financial instruments	207,770	207,770	-	-	-	-	-	-	207,770	207,770	-	-
Subtotal	1,209,877	1,208,875	2,903	(3,905)	-	-	-	-	1,209,877	1,208,875	2,903	(3,905)
Loans and account receivable from customer
Commercial loans	53,914	55,005	1,091	-	-	-	-	-	53,914	55,005	1,091	-
Mortgage loans	21,441	19,898	-	(1,543)					21,441	19,898	-	(1,543)
Subtotal	75,355	74,903	1,091	(1,543)	-	-	-	-	75,355	74,903	1,091	(1,543)

Total	2,840,320	2,762,388	20,613	(98,545)	-	-	-	-	2,840,320	2,762,388	20,613	(98,545)
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued
The following charts show debt instruments at fair value through other comprehensive income cumulative unrealized losses, as of December 31, 2023:

	Less than 12 months				More than 12 months				Total
2023	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government instruments					-	-	-	-
Chilean Central Bank financial instruments	2,286,208	2,286,541	417	(84)	-	-	-	-	2,286,208	2,286,541	417	(84)
Chilean Treasury bonds and notes	801,738	737,705	24,466	(88,499)	-	-	-	-	801,738	737,705	24,466	(88,499)
Other Chilean government financial instruments	444	454	10	-	-	-	-	-	444	454	10	-
Subtotal	3,088,390	3,024,700	24,893	(88,583)	-	-	-	-	3,088,390	3,024,700	24,893	(88,583)

Other Chilean debt financial securities
Chilean Bank debt financial instruments	7,858	6,656	23	(1,225)	-	-	-	-	7,858	6,656	23	(1,225)
Other Chilean financial instruments					-	-	-	-	-	-	-	-
Subtotal	7,858	6,656	23	(1,225)	-	-	-	-	7,858	6,656	23	(1,225)

Foreign financial debt instruments
Foreign governments and fiscal entities debt financial instruments	1,264,768	1,238,866	18,330	(44,232)	-	-	-	-	1,264,768	1,238,866	18,330	(44,232)
Other foreign debt financial instruments	260,401	265,803	6,966	(1,564)	-	-	-	-	260,401	265,803	6,966	(1,564)
Subtotal	1,525,169	1,504,669	25,296	(45,796)	-	-	-	-	1,525,169	1,504,669	25,296	(45,796)
Loans and account receivable from customer
Commercial loans	109,613	105,257	-	(4,356)	-	-	-	-	109,613	105,257	-	(4,356)
Subtotal	109,613	105,257	-	(4,356)	-	-	-	-	109,613	105,257	-	(4,356)
					-	-	-	-
Total	4,731,030	4,641,282	50,212	(139,960)	-	-	-	-	4,731,030	4,641,282	50,212	(139,960)